Stock-Based Employee Compensation	9 Months Ended
Sep. 30, 2011
Stock-Based Employee Compensation [Abstract]
Stock-Based Employee Compensation

Note 7—Stock-Based Employee Compensation

Our stock-based compensation expense consists primarily of time-based and performance-based options that have been granted to management, other personnel and key service providers. The Company has recognized compensation expense associated with its stock-based employee compensation programs as follows:

	Quarter Ended September 30,		Nine Months Ended September 30,
(In millions)	2011	2010	2011	2010
Amounts included in:
Corporate expense	$4.1	$1.6	$10.0	$9.2
Property general, administrative and other	3.3	2.3	7.6	7.3

Total Stock-Based Compensation Expense	$7.4	$3.9	$17.6	$16.5

In February 2010, the Human Resources Committee of the Board of Directors of the Company adopted an amendment to the Company's Management Equity Incentive Plan (the "Plan"). The amendment provides for an increase in the available number shares of the Registrant's non-voting common stock for which options may be granted to 4,566,919 shares.

The amendment also revised the vesting hurdles for performance-based options under the Plan. The performance options vest if the return on investment in the Company of TPG, Apollo, and their respective affiliates and co-investors (the "Majority Stockholders") achieve a specified return. Previously, 50.0 percent of the performance-based options vested upon a 2x return and 50.0 percent vested upon a 3x return. The triggers have been revised to 1.5x and 2.5x, respectively. In addition, a pro-rata portion of the 2.5x options will vest if the Majority Stockholders achieve a return on their investment that is greater than 2.0x, but less than 2.5x. The pro-rata portion will increase on a straight line basis from zero to a participant's total number of 2.5x options depending upon the level of returns that the Majority Stockholders realize between 2.0x and 2.5x.

In July, 2011, the Human Resources Committee of the Board of Directors of the Company approved amendments to the Plan and to outstanding stock options which were granted pursuant to the Plan.

As a result of the July 2011 amendments, performance-based options will vest and become exercisable if the return on investment in the Company of the Majority Stockholders reaches at least 2.0 (rather than 2.5, which applied prior to the amendments), and if the Majority Stockholders realize a return of less than 2.0 but equal to or greater than 1.75, a pro-rata portion of such performance based options will vest based on straight line interpolation (collectively, the "Vesting Adjustment").

The exercise price of outstanding 1.5X performance-based options was reduced to $35 per share. All outstanding 2.5X performance options were amended to reflect the Vesting Adjustment described above; however, the exercise price for the outstanding 2.5X, now 2.0X, performance options was not reduced to $35 per share. Additionally, the exercise price for all outstanding time-based options was reduced to $35 per share, with the reduced exercise price being phased in between a four to six year period, depending on grant date, as set forth in each individual award agreement. Prior to the phase in, any vested options may still be exercised at the original exercise price, subject to the terms of the Plan.

As a result of the July 8, 2011 amendments, additional expense of $3.1 million was recognized in the third quarter of 2011. As of September 30, 2011, there was approximately $53.2 million of total unrecognized compensation cost related to stock option grants, which includes the additional unrecognized compensation cost from the July 8, 2011 amendments.

The following is a summary of share-based option activity for the nine months ended September 30, 2011:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2010	4,242,002	$80.75	7.7
Options granted	156,669	59.90
Canceled	(384,063)	70.60

Outstanding at September 30, 2011	4,014,608	72.19	6.9

Exercisable at September 30, 2011	1,050,803	$76.97	5.6

The assumptions used to estimate fair value and the resulting estimated fair value of options granted during the nine months ended September 30, 2011 are as follows:

Nine Months Ended September 30, 2011
Expected volatility	70.7%
Expected dividend yield	—
Expected term (in years)	6.21
Risk-free interest rate	2.59%
Weighted average fair value per share of options granted	$30.86